Offsets	May 22, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kepler Group Ltd
Form or Filing Type	F-1
File Number	333-290005
Initial Filing Date	Sep. 03, 2025
Fee Offset Claimed	$ 6,352.60
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	5,750,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,000,000.00
Termination / Withdrawal Statement	The Registrant's Registration Statement on Form F-1 (Registration No. 333-290005) was initially filed on September 3, 2025 and was declared effective on December 31, 2025. Post-effective amendment No.1 to Form F-1 was filed on April 29, 2026. There were no sales of the Registrant's securities under such Registration Statement and the Registrant requested the Commission's consent to the withdrawal of such Registration Statement on May 19, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kepler Group Ltd
Form or Filing Type	F-1
File Number	333-290005
Filing Date	Sep. 03, 2025
Fee Paid with Fee Offset Source	$ 1,479.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kepler Group Ltd
Form or Filing Type	F-1
File Number	333-290005
Filing Date	Apr. 29, 2026
Fee Paid with Fee Offset Source	$ 5,018.55